Summary of Significant Accounting Policies - Assets, and Liabilities,of VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 21,989	$ 37,320
Accounts receivable, net	6,745	25,767
Amounts due from non-VIE subsidiaries of the Company	2,264	692
Total assets	97,254	90,097
Short term borrowings	3,704	6,659
Amounts due to non-VIE subsidiaries of the Company	1,503	1,022
Contract liabilities	889	1,925
Total liabilities	40,860	47,653
VIEs [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,734	4,875
Accounts receivable, net	1,450	5,625
Amounts due from non-VIE subsidiaries of the Company	6,663	9,072
Property and equipment and intangible assets	2,311	2,219
Others	9,399	19,262
Total assets	21,557	41,053
Short term borrowings		4,659
Amounts due to non-VIE subsidiaries of the Company	42,442	48,674
Accrued expenses, account payable and other liabilities	14,276	16,580
Contract liabilities	215	837
Total liabilities	$ 56,933	$ 70,750